Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jan. 29, 2013	Dec. 31, 2013 [SaleOfFourSubsidiariesUnderDvbFacilityMember]	Apr. 10, 2013 [SaleOfVesselAfricanOryxMember]	Dec. 31, 2013 [SeanergyNegotiationsWithUobMember]	Dec. 31, 2013 [SeanergyNegotiationsWithPiraeusBankExCpbMember]
Subsequent Event [Line Items]
Percentage in subsidiary sold	100.00%
Outstanding debt discharged	$ 30,287
Gain from sale of subsidiaries		5,536
Vessel DWT			24,112
Vessel built year			1997
Gross proceeds from vessel sales			4,073
Expected impairment loss			$ 865
Terms of negotiations with banks				Negotiations whereby UOB will release the Company from all debt obligations of $37,995,000 as of December 31, 2012 under the UOB related facility in exchange for the sale of either the Company?s 100% ownership interest in the MCS subsidiaries under the UOB loan facility or the vessels under the UOB loan facility.	Negotiations to amend the terms of the term and the revolving credit facilities to enable the Company to comply with certain covenants on an ongoing basis after the closing of the restructuring. The Company had outstanding indebtedness of $138,782,000 as of December 31, 2012, under the two facilities with CPB. On March 25, 2013, as part of the Cyprus international bail-in plan, Piraeus Bank of Greece has taken over the operations of the Cypriot banks in Greece, including the Greek branches of CPB. Following the takeover of CPB by Piraeus Bank the negotiations are now taking place between the Company and Piraeus Bank.